Allowance for Loan and Lease Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Allowance for Loan and Lease Losses

The following tables present information related to allowance for loan and lease losses for the periods presented:

	Allowance Rollforward
Three Months Ended June 30, 2018	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,906	$(321)	$3	$2,298	$4,886
Real estate:
1-4 single family residential loans	887	(5)	—	(564)	318
Construction, land and development loans	540	—	—	(345)	195
Commercial real estate loans (including multifamily)	1,032	—	—	(799)	233
Consumer loans and leases	175	(24)	—	195	346
Municipal and other loans	187	—	—	(150)	37

Ending allowance balance	$5,727	$(350)	$3	$635	$6,015

	Allowance Rollforward
Three Months Ended June 30, 2017	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,451	$(280)	$2	$409	$2,582
Real estate:
1-4 single family residential loans	676	—	—	56	732
Construction, land and development loans	380	—	—	32	412
Commercial real estate loans (including multifamily)	697	—	—	103	800
Consumer loans and leases	194	(31)	—	41	204
Municipal and other loans	152	—	—	9	161

Ending allowance balance	$4,550	$(311)	$2	$650	$4,891

	Allowance Rollforward
Six Months Ended June 30, 2018	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$3,046	$(645)	$69	$2,416	$4,886
Real estate:
1-4 single family residential loans	902	(5)	—	(579)	318
Construction, land and development loans	441	—	—	(246)	195
Commercial real estate loans (including multifamily)	898	—	—	(665)	233
Consumer loans and leases	198	(30)	—	178	346
Municipal and other loans	167	—	—	(130)	37

Ending allowance balance	$5,652	$(680)	$69	$974	$6,015

	Allowance Rollforward
Six Months Ended June 30, 2017	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,347	$(540)	$2	$773	$2,582
Real estate:
1-4 single family residential loans	647	—	—	85	732
Construction, land and development loans	364	—	—	48	412
Commercial real estate loans (including multifamily)	667	(15)	—	148	800
Consumer loans and leases	186	(113)	—	131	204
Municipal and other loans	146	—	—	15	161

Ending allowance balance	$4,357	$(668)	$2	$1,200	$4,891

Changes in the allowance for loan and lease losses by loan portfolio and segment for the years ended December 31, 2017 and 2016 are as follows:

	Allowance Rollforward
Year Ended December 31, 2017	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,347	$(974)	$7	$1,666	$3,046
Real estate:
1-4 single family residential loans	647	(23)	—	278	902
Construction, land and development loans	364	—	—	77	441
Commercial real estate loans (including multifamily)	667	(34)	—	265	898
Consumer loans and leases	186	(156)	—	168	198
Municipal and other loans	146	—	—	21	167

Ending Allowance Balance	$4,357	$(1,187)	$7	$2,475	$5,652

	Allowance Rollforward
Year Ended December 31, 2016	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,119	$(282)	$58	$1,452	$2,347
Real estate:
1-4 single family residential loans	623	(3)	—	27	647
Construction, land and development loans	398	(32)	30	(32)	364
Commercial real estate loans (including multifamily)	670	—	—	(3)	667
Consumer loans and leases	89	(113)	6	204	186
Municipal and other loans	177	—	—	(31)	146

Ending Allowance Balance	$3,076	$(430)	$94	$1,617	$4,357

Summary of Aging Analysis of Recorded Investment for Delinquent Loans by Portfolio and Segment

The following tables present an aging analysis of the recorded investment for delinquent loans by portfolio and segment:

	Accruing
June 30, 2018	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
	(Dollars in thousands)
Commercial and industrial loans	$147,256	$321	$—	$1	$2,410	$149,988
Real estate:
1-4 single family residential loans	236,481	423	345	—	1,357	238,606
Construction, land and development	152,523	11	—	—	24	152,558
Commercial real estate loans (including multifamily)	305,258	—	—	—	147	305,405
Consumer loans and leases	19,363	125	—	—	100	19,588
Municipal and other loans	51,376	—	—	—	—	51,376

Total loans	$912,257	$880	$345	$1	$4,038	$917,521

	Accruing
December 31, 2017	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
	(Dollars in thousands)
Commercial and industrial loans	$132,775	$302	$3	$33	$1,927	$135,040
Real estate:
1-4 single family residential loans	230,738	637	—	—	1,135	232,510
Construction, land and development	139,470	—	—	—	—	139,470
Commercial real estate loans (including multifamily)	284,869	415	—	—	447	285,731
Consumer loans and leases	22,538	98	47	—	53	22,736
Municipal and other loans	53,632	—	—	—	—	53,632

Total loans	$864,022	$1,452	$50	$33	$3,562	$869,119

The following tables present an aging analysis of the recorded investment for delinquent loans by portfolio and segment:

	Accruing
December 31, 2017	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
		(Dollars in thousands)
Commercial and industrial loans	$132,775	$302	$3	$33	$1,927	$135,040
Real estate:
1-4 single family residential loans	230,738	637	—	—	1,135	232,510
Construction, land and development	139,470	—	—	—	—	139,470
Commercial real estate loans (including multifamily)	284,869	415	—	—	447	285,731
Consumer loans and leases	22,538	98	47	—	53	22,736
Municipal and other loans	53,632	—	—	—	—	53,632

Total loans	$864,022	$1,452	$50	$33	$3,562	$869,119

	Accruing
December 31, 2016	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
		(Dollars in thousands)
Commercial and industrial loans	$115,905	$76	$143	$—	$1,638	$117,762
Real estate:
1-4 single family residential loans	204,542	803	—	—	1,296	206,641
Construction, land and development	113,312	4	—	—	—	113,316
Commercial real estate loans (including multifamily)	250,019	1,073	—	—	778	251,870
Consumer loans and leases	26,349	232	—	—	95	26,676
Municipal and other loans	56,596	—	—	—	—	56,596

Total loans	$766,723	$2,188	$143	$—	$3,807	$772,861

Summary of Loans by Key Indicators of Credit Quality

The following table summarizes the Company’s loans by key indicators of credit quality:

June 30, 2018	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$143,314	$2,848	$3,826	$—
Real estate:
1-4 single family residential loans	236,099	241	2,266	—
Construction, land and development	150,740	11	1,807	—
Commercial real estate loans (including multifamily)	302,702	280	2,423	—
Consumer loans and leases	19,389	—	199	—
Municipal and other loans	51,376	—	—	—

Total loans	$903,620	$3,380	$10,521	$—

December 31, 2017	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$129,288	$2,331	$3,421	$—
Real estate:
1-4 single family residential loans	228,450	1,090	2,970	—
Construction, land and development	137,760	1,403	307	—
Commercial real estate loans (including multifamily)	276,096	5,877	3,758	—
Consumer loans and leases	22,528	—	208	—
Municipal and other loans	53,632	—	—	—

Total loans	$847,754	$10,701	$10,664	$—

The following table summarizes the Company’s loans by key indicators of credit quality:

December 31, 2017	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$129,288	$2,331	$3,421	$—
Real estate:
1-4 single family residential loans	228,450	1,090	2,970	—
Construction, land and development	137,760	1,403	307	—
Commercial real estate loans (including multifamily)	276,096	5,877	3,758	—
Consumer loans and leases	22,528	—	208	—
Municipal and other loans	53,632	—	—	—

Total loans	$847,754	$10,701	$10,664	$—

December 31, 2016	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$111,718	$2,142	$3,750	$152
Real estate:
1-4 single family residential loans	201,087	3,311	2,243	—
Construction, land and development	111,872	1,440	4	—
Commercial real estate loans (including multifamily)	245,270	2,889	3,711	—
Consumer loans and leases	26,391	103	182	—
Municipal and other loans	56,596	—	—	—

Total loans	$752,934	$9,885	$9,890	$152

Summary of Investment in Loans Disaggregated Based on Method of Evaluating Impairment

The following table shows the Company’s investment in loans disaggregated based on the method of evaluating impairment:

	Loans—Recorded Investment		Allowance for Credit Loss
June 30, 2018	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$2,370	$147,618	$1,461	$3,425
Real estate:
1-4 single family residential loans	1,506	237,100	—	318
Construction, land and development	24	152,534	—	195
Commercial real estate loans (including multifamily)	147	305,258	—	233
Consumer loans and leases	100	19,488	50	296
Municipal and other loans	—	51,376	—	37

Total loans	$4,147	$913,374	$1,511	$4,504

	Loans—Recorded Investment		Allowance for Credit Loss
December 31, 2017	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$2,194	$132,846	$1,226	$1,820
Real estate:
1-4 single family residential loans	1,292	231,218	119	783
Construction, land and development	—	139,470	—	441
Commercial real estate loans (including multifamily)	447	285,284	—	898
Consumer loans and leases	53	22,683	16	182
Municipal and other loans	—	53,632	—	167

Total loans	$3,986	$865,133	$1,361	$4,291

The following table shows the Company’s investment in loans disaggregated based on the method of evaluating impairment:

	Loans—Recorded Investment		Allowance for Credit Loss
December 31, 2017	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$2,194	$132,846	$1,226	$1,820
Real estate:
1-4 single family residential loans	1,292	231,218	119	783
Construction, land and development	—	139,470	—	441
Commercial real estate loans (including	447	285,284	—	898
Consumer loans and leases	53	22,683	16	182
Municipal and other loans	—	53,632	—	167

Total loans	$3,986	$865,133	$1,361	$4,291

	Loans—Recorded Investment		Allowance for Credit Loss
December 31, 2016	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$1,726	$116,036	$968	$1,379
Real estate:
1-4 single family residential loans	1,468	205,173	—	647
Construction, land and development	—	113,316	—	364
Commercial real estate loans (including	778	251,092	15	652
Consumer loans and leases	95	26,581	51	135
Municipal and other loans	—	56,596	—	146

Total loans	$4,067	$768,794	$1,034	$3,323

Summary of Information Regarding Impaired Loans Evaluated for Specific Reserves

The following tables set forth certain information regarding the Company’s impaired loans that were evaluated for specific reserves:

	Impaired Loans—With Allowance			Impaired Loans— With no Allowance
June 30, 2018	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,118	$2,176	$1,461	$252	$255
Real estate:
1-4 single family residential loans	—	—	—	1,506	1,507
Construction, land and development	—	—	—	24	24
Commercial real estate loans (including multifamily)	—	—	—	147	147
Consumer loans and leases	81	81	50	19	19
Municipal and other loans	—	—	—	—	—

Total loans	$2,199	$2,257	$1,511	$1,948	$1,952

	Impaired Loans—With Allowance			Impaired Loans— With no Allowance
December 31, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,811	$1,850	$1,226	$383	$386
Real estate:
1-4 single family residential loans	119	119	119	1,173	1,174
Construction, land and development	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	447	447
Consumer loans and leases	53	52	16	—	—
Municipal and other loans	—	—	—	—	—

Total loans	$1,983	$2,021	$1,361	$2,003	$2,007

	Three Months Ended June 30,
	2018		2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and industrial loans	$2,435	$—	$1,764	$—
Real estate:
1-4 single family residential loans	1,511	—	631	—
Construction, land and development	24	—	—	—
Commercial real estate loans (including multifamily)	149	—	1,975	—
Consumer loans and leases	101	—	—	—
Municipal and other loans	—	—	—	—

Total loans	$4,220	$—	$4,370	$—

	Six Months Ended June 30,
	2018		2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and industrial loans	$2,620	$—	$1,991	$—
Real estate:
1-4 single family residential loans	1,518	—	635	—
Construction, land and development	25	—	—	—
Commercial real estate loans (including multifamily)	151	—	1,976	—
Consumer loans and leases	103	—	—	—
Municipal and other loans	—	—	—	—

Total loans	$4,417	$—	$4,602	$—

The following tables set forth certain information regarding the Company’s impaired loans that were evaluated for specific reserves:

	Impaired Loans—With Allowance			Impaired Loans— With no Allowance
December 31, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,811	$1,850	$1,226	$383	$386
Real estate:
1-4 single family residential loans	119	119	119	$1,173	1,174
Construction, land and development	—	—	—	—	—
Commercial real estate loans (including	—	—	—	$447	447
Consumer loans and leases	53	52	16	—	—
Municipal and other loans	—	—	—	—	—

Total loans	$1,983	$2,021	$1,361	$2,003	$2,007

	Impaired Loans—With Allowance			Impaired Loans— With no Allowance
December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,583	$1,603	$968	$143	$144
Real estate:
1-4 single family residential loans	—	—	—	1,468	1,521
Construction, land and development	—	—	—	—	—
Commercial real estate loans (including	15	15	15	763	773
Consumer loans and leases	95	95	51	—	—
Municipal and other loans	—	—	—	—	—

Total loans	$1,693	$1,713	$1,034	$2,374	$2,438

	Years Ended December 31,
	2017		2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and industrial loans	$34	$—	$2,287	$—
Real estate:
1-4 single family residential loans	185	—	1,505	9
Construction, land and development	—	—	—	—
Commercial real estate loans (including multifamily)	224	—	799	8
Consumer loans and leases	53	—	97	—
Municipal and other loans	—	—	—	—

Total loans	$496	$—	$4,688	$17

Summary of Troubled Debt Restructurings (TDRs) Based Upon Delinquency Status

The following table provides a summary of troubled debt restructurings (“TDRs”) based upon delinquency status, all of which are considered impaired:

	June 30, 2018		December 31, 2017
	Number of contracts	Recorded Investment	Number of contracts	Recorded Investment
	(Dollars in thousands)
Performing TDRs:
Commercial and industrial loans	2	$47	5	$270
Real estate:
1-4 single family residential loans	2	149	—	—
Construction, land and development	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—
Consumer loans and leases	—	—	—	—
Municipal and other loans	—	—	—	—

Total performing TDRs	4	196	5	270
Nonperforming TDRs	9	583	10	651

Total TDRs	13	$779	15	$921

Allowance attributable to TDRs		$339		$411

The following table provides a summary of TDRs based upon delinquency status, all of which are considered impaired:

	December 31,
	2017		2016
	Number of contracts	Recorded Investment	Number of contracts	Recorded Investment
	(Dollars in thousands)
Performing TDRs:
Commercial and industrial loans	5	$270	2	$88
Real estate:
1-4 single family residential loans	—	—	2	172
Construction, land and development	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—
Consumer loans and leases	—	—	—	—
Municipal and other loans	—	—	—	—

Total performing TDRs	5	270	4	260
Nonperforming TDRs	10	651	4	147

Total TDRs	15	$921	8	$407

Allowance attributable to TDRs		$411		$3

Summary of TDRs Includes Newly Designated TDRs and Modifications to Existing TDRs

The following table summarizes TDRs and includes newly designated TDRs as well as modifications made to existing TDRs. Modifications may include, but are not limited to, granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these. Post-modification balances represent the recorded investment at the end of Day 2 in which the modification was made:

	Three Months Ended June 30,
	2018				2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance
	(Dollars in thousands)
Commercial and industrial loans	2	$73	$73	$53	2	$44	$44	$44
Real estate:
1-4 single family residential loans	1	34	34	—	—	—	—	—
Construction, land and development	—	—	—	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—	—	—	—	—
Consumer loans and leases	—	—	—	—	—	—	—	—
Municipal and other loans	—	—	—	—	—	—	—	—

	Six Months Ended June 30,
	2018				2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance
	(Dollars in thousands)
Commercial and industrial loans	7	$442	$442	$192	8	$427	$427	$134
Real estate:
1-4 single family residential loans	1	34	34	—	—	—	—	—
Construction, land and development	—	—	—	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—	—	—	—	—
Consumer loans and leases	—	—	—	—	—	—	—	—
Municipal and other loans	—	—	—	—	—	—	—	—

The following table summarizes TDRs and includes newly designated TDRs as well as modifications made to existing TDRs. Modifications may include, but are not limited to, granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these. Post-modification balances represent the recorded investment at the end of Day 2 in which the modification was made:

	Years Ended December 31,
	2017				2016
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance
	(Dollars in thousands)
Commercial and industrial loans	10	$712	$712	$370	6	$239	$239	$3
Real estate:
1-4 single family residential			—	—	2	186	186	—
Construction, land and	—	—	—	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—	—	—	—	—
Consumer loans and leases	—	—	—	—	—	—	—	—

Municipal and other loans	—	—	—	—	—	—	—	—